UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06722

Forward Funds
(Exact name of registrant as specified in charter)

433 California Street, 11th Floor, San Francisco, CA		94104
(Address of principal executive offices)		(Zip code)

Tane T. Tyler ALPS Mutual Fund Services, Inc. 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1 – Schedule of Investments.

Forward Emerald Growth Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares			Value
COMMON STOCKS		97.56%
	Auto & Transportation	4.61%
43,800	Aviall, Inc.*		$1,479,564
61,450	Forward Air Corp.		2,263,818
52,700	Old Dominion Freight Lines, Inc.*		1,764,923
75,700	Wabtec Corp.		2,065,096
			7,573,401

	Consumer Discretionary	16.08%
187,700	24/7 Real Media, Inc.*		1,321,408
82,300	Aaron Rents, Inc.		1,740,645
35,900	Celebrate Express, Inc.*		502,241
14,800	Charles & Colvard, Ltd.		369,408
56,900	Checkers Drive-In Restaurant, Inc.*		869,432
176,201	DiamondCluster International, Inc.*		1,335,604
2,600	DSW, Inc.*		55,120
13,502	Education Management Corp.*		435,305
55,500	Gevity HR, Inc.		1,511,820
46,253	Global Imaging Systems, Inc.*		1,574,915
8,400	GSI Commerce, Inc.*		167,160
19,776	Guitar Center, Inc.*		1,091,833
50,615	Hibbett Sporting Goods, Inc.*		1,126,173
282,851	Ivillage, Inc.*		2,053,498
78,700	La Quinta Corp.*, REIT		683,903
159,200	Lions Gate Entertainment Corp.*		1,518,768
48,900	Navigant Consulting, Inc.*		936,924
107,200	NutriSystem, Inc.*		2,682,144
47,150	Sonic Corp.*		1,289,553
18,400	Speedway Motorsports, Inc.		668,472
132,200	Wesco International, Inc.*		4,477,614
			26,411,940

	Consumer Staples	0.83%
28,883	Hansen Natural Corp.*		1,359,812

	Energy	5.82%
21,012	Cal Drive International, Inc.*		1,332,371
52,130	Carrizo Oil & Gas, Inc.*		1,527,409
252,300	Grey Wolf, Inc.*		2,126,889
21,000	Hornbeck Offshore Services, Inc.*		769,230
60,700	KFX, Inc.*		1,039,184
7,700	Oceaneering International, Inc.*		411,257
45,000	Pioneer Drilling Co.*		878,400
64,300	Superior Energy Services, Inc.*		1,484,687
			9,569,427

	Financial Services	8.67%
33,424	Calamos Asset Management, Inc.		824,904
61,001	Commercial Capital Bancorp, Inc.		1,037,017
20,000	Digital Insight Corp.*		521,200
35,300	Entertainment Properties Trust, REIT		1,575,439
46,909	MB Financial, Inc.		1,828,513
15,734	Mercantile Bank Corp.		673,258
12,718	Philadelphia Consolidated Holding Corp.*		1,079,758
44,900	Prosperity Bancshares, Inc.		1,358,225
36,400	Selective Insurance Group, Inc.		1,779,960
1	Sun Bancorp, Inc.*		20
49,538	Texas Capital Bancshares, Inc.*		1,047,729
36,215	United America Indemnity, Ltd.*		664,545
53,456	Wilshire Bancorp, Inc.		817,877
29,600	Yardville National Bancorp		1,043,400
			14,251,845

1

	Healthcare	22.55%
23,600	Bio-Reference Laboratories, Inc.*		408,044
110,514	Bioenvision, Inc.*		887,428
73,401	Cardiome Pharmaceuticals Corp.*		645,195
19,300	Centene Corp.*		483,079
65,800	Cubist Pharmaceuticals, Inc.*		1,417,323
38,959	CV Therapeutics, Inc.*		1,042,153
42,500	Digene Corp.*		1,211,250
81,200	Encysive Pharmaceuticals, Inc.*		956,536
64,179	Gen-Probe, Inc.*		3,173,652
45,290	Horizon Health Corp.*		1,230,530
68,627	Illumina, Inc.*		879,112
19,400	LabOne, Inc.*		843,900
44,103	LifeCell Corp.*		953,948
22,000	LifePoint Hospitals, Inc.*		962,060
27,400	Market Biosciences Corp.*		962,562
42,700	MGI Pharmaceuticals, Inc.*		995,337
39,500	Neuro Matrix, Llc.*		1,175,915
92,400	NovaMed, Inc.*		632,062
51,950	OraSure Technologies, Inc.*		489,889
108,324	Protein Design Labs, Inc.*		3,033,072
58,322	Psychiatric Solutions, Inc.*		3,162,802
15,300	Radiation Therapy Services, Inc.*		487,458
39,100	ResMed, Inc.*		3,114,315
70,499	Salix Pharmaceuticals, Ltd.*		1,498,103
41,600	Serologicals Corp.*		938,496
51,174	Symbion, Inc.*		1,323,872
94,927	Telik, Inc.*		1,553,006
189,081	Thermogenesis Corp.*		1,002,129
74,337	Vasogen, Inc.*		156,851
98,700	Vaxgen, Inc.*		1,423,748
			37,043,827

	Materials & Processing	4.23%
135,800	Airgas, Inc.		4,023,754
61,100	Allegheny Technologies, Inc.		1,892,878
17,804	Dixie Group, Inc.*		283,796
6,100	Eagle Materials, Inc.		740,357
			6,940,785

	Producer Durables	13.94%
34,077	American Science & Engineering, Inc.*		2,235,111
168,418	Arris Groups, Inc.*		1,997,438
17,704	ATMI Corp.*		548,824
41,200	BE Aerospace, Inc.*		682,684
113,400	Credence Systems Corp.*		904,932
178,050	Environmental Tectonics Corp.*		918,738
64,000	Esco Technologies, Inc.*		3,204,480
86,402	JLG Industries, Inc.		3,161,449
34,200	Kennametal, Inc.		1,677,168
85,766	Met-Pro Corp.		1,330,231
170,015	Paragon Technologies, Inc.*		1,849,763
61,939	Photon Dynamics, Inc.*		1,186,132
107,148	Semitool, Inc.*		851,827
11,400	Sun Hydraulics Corp.		277,020
49,000	Varian Semicondutor Equipment Association, Inc.*		2,076,130
			22,901,927

2

	Technology	20.83%
42,638	Ansoft Corp.*		1,240,766
32,207	Ansys, Inc.*		1,239,648
92,100	Atheros Communications, Inc.*		898,896
15,300	Avid Technologies, Inc.*		633,420
20,050	Benchmark Electronics, Inc.*		603,906
81,259	Blackboard, Inc.*		2,032,288
49,100	Cognizant Technology Solutions Corp.*		2,287,569
58,300	Fairchild Semiconductor International, Inc.*		866,338
70,100	Harmonic, Inc.*		407,982
147,068	II-VI, Inc.*		2,608,986
36,410	Ikanos Communications*		447,478
111,196	Ixia, Inc.*		1,635,693
10,900	J2 Global Communications, Inc.*		440,578
44,153	Kanbay International, Inc.*		830,077
68,200	Micrel, Inc.*		765,886
105,392	Micros Systems, Inc.*		4,610,900
92,689	MRO Software, Inc.*		1,560,883
14,200	M-Systems Flash Disk Pioneers, Ltd.*		424,864
24,700	NETGEAR, Inc.*		594,282
90,597	Opnet Technologies, Inc.*		762,827
141,300	Opsware, Inc.*		733,347
85,200	PowerDsine, Ltd.*		938,904
59,853	Progress Software Corp.*		1,901,530
147,377	Redback Networks, Inc.*		1,461,980
7,400	Taleo Corp.*		99,900
106,679	Tut Systems, Inc.*		343,507
89,200	Ultimate Software Group, Inc.*		1,643,064
59,136	Viasat, Inc.*		1,516,839
47,900	Zoran Corp.*		684,970
			34,217,308

TOTAL COMMON STOCKS (Cost $128,148,747)			160,270,272

WARRANTS		0.00%
28	American Banknote Corp. Series 1
	Expiration 10/01/2007, Strike $10.00*		—
28	American Banknote Corp. Series 2
	Expiration 10/01/2007, Strike $12.50*		—

TOTAL WARRANTS (Cost $0)			—

SHORT TERM INVESTMENTS		5.04%
	Money Market Mutual Funds	5.04%
2,949,495	Federated Treasury Obligations Money Market Fund		2,949,495
5,323,576	First American Prime Obligations Money Market Fund		5,323,576

TOTAL SHORT TERM INVESTMENTS (Cost $8,273,071)			8,273,071

TOTAL INVESTMENTS (Cost $136,421,818)		102.60%	$168,543,343
Net Other Assets & Liabilities		-2.60%	(4,264,603)
TOTAL NET ASSETS		100.00%	$164,278,740

Percentages are stated as a percent of net assets

*Non-income producing security

REIT - Real Estate Investment Trust

As of September 30, 2005
Gross appreciation (excess of value over tax cost)	$36,227,404
Gross depreciation (excess of tax cost over value)	(4,169,940)
Net unrealized appreciation	$32,057,464
Cost of investments for income tax purposes	$136,485,879

3

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

4

Forward Emerald Banking & Finance Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares			Value
COMMON STOCKS		98.01%
Financial Services		98.01%
	Banks Regional	71.36%
107,785	Abigail Adams National Bancorp		$1,670,661
24,600	ACNB Corp.		544,890
88,705	Alabama National Bancorp Delaware		5,671,798
203,674	Banc Corp.*		2,199,679
184,954	Bank of The Ozarks, Inc.		6,349,471
130,823	Boston Private Bancorp, Inc.		3,472,042
22,458	BWC Financial Corp.		636,493
83,700	Camden National Corp.		3,152,979
72,540	Capital Corporation of The West		2,216,097
139,884	Capital Crossing Bank*		4,859,570
125,000	Cardinal Financial Corp.*		1,206,250
117,542	Cascade Financial Corp.		2,145,142
207,246	Central Pacific Financial Corp.		7,290,919
85,636	Codorus Valley Bancorp, Inc.		1,558,575
139,400	Colonial Bancgroup, Inc.		3,122,560
152,059	Community Banks, Inc.		4,274,378
54,220	Dearborn Bancorp*		1,393,458
65,540	Desert Community Bank Vicorville CA		2,130,050
82,873	East West Bancorp, Inc.		2,820,997
85,337	First Midwest Bancorp, Inc.		3,177,950
137,100	First Oak Brook Bancshares, Inc.		4,152,759
15,125	First Regional Bancorp*		1,191,699
260,238	First Security Group, Inc.*		2,559,441
19,800	First State Financial Corp.*		280,962
47,700	FNB Corp VA.		1,320,336
28,800	GB&T Bancshares, Inc.		611,424
101,600	Great Southern Bancorp, Inc.		3,039,872
41,000	Hanmi Financial Corp.		735,950
60,700	Harrington West Financial Group, Inc.		1,037,667
101,700	Heartland Financial USA, Inc.		1,976,031
30,300	Heritage Commerce Corp.*		630,240
103,623	Iberiabank Corp.		5,507,562
72,275	International Bancshares Corp.		2,146,568
60,800	Lakeland Financial Corp.		2,514,080
47,609	Leesport Financial Corp.		1,083,105
54,666	Macatawa Bank Corp.		1,870,124
43,312	Main Street Banks, Inc.		1,160,762
188,319	MB Financial Inc.		7,340,675
139,684	Mercantile Bank Corp.		5,977,078
89,100	Mercantile Bankshare Corp.		4,800,708
213,800	Nexity Financial Corp*		3,474,250
80,000	Northrim Bancorp, Inc.		2,003,200
211,990	Oak Hill Financial Inc.		6,363,940
102,500	Pinnacle Financial Partners, Inc.*		2,580,950
110,615	Preferred Bank of Los Angeles		4,445,617
57,500	Princeton National Bancorp, Inc.		1,955,000
85,300	Private Bancorp, Inc.		2,924,084
256,842	Prosperity Bancshares, Inc.		7,769,471
26,291	S&T Bancorp, Inc.		993,800
141,442	Security Bank Corp.		3,520,491
103,534	Sky Financial Group, Inc.		2,910,341
62,030	Smithtown Bancorp, Inc.		1,646,897
176,638	Southwest Bancorp, Inc. Oklahoma		3,880,737
193,867	Sterling Financial Corp.		3,906,420
77,600	Summit Bancshares, Inc. Fort Worth Texas		1,425,512
89,694	Sun Bancorp, Inc.*		1,891,652
337,583	Texas Capital Bancshares, Inc.*		7,139,880
277,212	Texas United Bancshares.		5,422,267
111,240	Union Bankshares Corp.		4,647,607
163,300	United Community Banks, Inc.		4,654,050
8,685	United Security Bancshares, Inc.		243,180
87,781	Virginia Commerce Bancorp, Inc.*		2,377,109
59,300	Virginia Financial Group, Inc.		2,137,765
112,300	Webster Financial Corp.		5,049,008
12,300	West Coast Bancorp		307,500
84,500	Western Alliance Bancorp*		2,374,450
51,600	Western Sierra Bancorp*		1,777,104
324,360	Wilshire Bancorp, Inc.		4,962,708
80,000	Wintrust Financial Corp.		4,020,800
98,307	Yardville National Bancorp		3,465,322
			210,102,114

1

	Diversified Financial Services	3.29%
66,600	Ameritrade Holding Corp.*		1,430,568
125,200	E*Trade Financial Corp.*		2,203,520
36,600	Legg Mason, Inc.		4,014,654
56,333	Stifel Financial Corp.*		2,022,355
			9,671,097

	Financial Data Processing Services	0.52%
151,500	TradeStation Group, Inc.*		1,536,210

	Financial Miscellaneous	1.47%
105,100	Advanta Corp.		2,966,973
134,150	Nicholas Financial, Inc.		1,360,281
			4,327,254

	Insurance Carriers: Property & Causality	12.64%
172,800	Donegal Group, Inc.		3,749,760
27,400	Erie Indemnity Co.		1,445,350
58,100	HUB International Ltd.		1,317,708
284,878	National Atlantic Holdings Corp.*		3,304,585
78,700	Navigators Group, Inc.*		2,937,084
72,000	North Pointe Holdings Corp*		896,400
29,000	PartnerRe Ltd.		1,857,450
42,327	Philadelphia Consolidated Holding Corp.*		3,593,562
157,856	Selective Insurance Group, Inc.		7,719,158
259,654	United America Indemnity Ltd.*		4,764,651
124,875	United Fire & Casualty Co.		5,633,111
			37,218,819

	Insurance: Life	0.21%
13,100	Delphi Financial Group, Inc.		613,080

	Insurance: Multi-Line	0.68%
144,000	Brooke Corp.		2,008,800

	Investment Management Companies	2.66%
69,000	Affiliated Managers Group, Inc.*		4,996,980
115,300	Calamos Asset Management, Inc.		2,845,604
			7,842,584

	Real Estate Investment Trusts	2.38%
129,100	Entertainment Properties Trust		5,761,733
82,000	Urstadt Biddle Properties, Inc.		1,243,120
			7,004,853

	Savings & Loans	2.81%
178,713	Commercial Capital Bancorp, Inc.		3,038,121
27,000	Guaranty Federal Bancshares, Inc.		733,307
187,600	Pacific Premier Bancorp.*		2,408,784
19,800	PFF Bancorp, Inc.		599,148
95,181	Willow Grove Bancorp, Inc.		1,490,534
			8,269,894

TOTAL FINANCIAL SERVICES			288,594,705

TOTAL COMMON STOCKS (Cost $229,759,273)			288,594,705

SHORT TERM INVESTMENTS		2.84%
	Money Market Mutual Funds	2.84%
8,350,748	First American Prime Obligations Money Market Fund		8,350,748

TOTAL SHORT TERM INVESTMENTS (Cost $8,350,748)			8,350,748

TOTAL INVESTMENTS (Cost $238,110,021)		100.85%	$296,945,453
Net Other Assets & Liabilities		-0.85%	(2,492,335)
TOTAL NET ASSETS		100.00%	$294,453,118

Percentages are stated as a percent of net assets

*Non-income producing security

2

As of September 30, 2005
Gross appreciation (excess of value over tax cost)	$61,271,526
Gross depreciation (excess of tax cost over value)	(2,436,427)
Net unrealized appreciation	$58,835,099
Cost of investments for income tax purposes	$238,110,354

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

3

Forward Emerald Opportunities Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares			Value
COMMON STOCKS		82.62%

	Consumer Discretionary	18.52%
6,500	24/7 Real Media, Inc.*		$45,760
4,900	DiamondCluster International, Inc. *		37,142
400	Google, Inc.*		126,584
2,800	Loins Gate Entertainment Corp.*		26,712
8,000	NutriSystem, Inc.*		200,160
2,500	PeopleSupport, Inc.*		19,625
700	Providence Services Corp.*		21,413
2,500	Trump Entertainment Resorts, Inc.*		44,850
800	WESCO International, Inc.*		27,096
2,100	XM Satellite Radio Holdings, Inc.- Class A*		75,411
800	Yahoo, Inc.*		27,072
			651,825

	Energy	9.90%
1,600	Carrizo Oil & Gas, Inc.*		46,880
1,500	Global Industries, Ltd.*		22,110
4,700	Grey Wolf, Inc.*		39,621
1,300	Hornbeck Offshore Services, Inc.*		47,619
4,200	KFx, Inc.*		71,904
900	Marathon Oil Corp.		62,037
750	TETRA Technologies, Inc.*		23,415
1,400	The Williams Cos., Inc.		35,070
			348,656

	Financial Services	3.77%
1,100	Ameritrade Holdings Corp.*		23,628
1,300	Digital Insight Corp.*		33,878
9,500	TheStreet.com, Inc.*		39,710
1,800	United Rentals, Inc.*		35,478
			132,694
	Healthcare	18.15%
900	Amylin Pharmaceuticals, Inc.*		31,311
8,000	Bioenvision, Inc.*		64,240
6,000	BioVeris Corp.*		34,920
4,600	Cardiome Pharmaceutical Corp.*		40,434
2,800	DepoMed, Inc.*		18,144
3,200	Encysive Pharmaceuticals, Inc.*		37,696
400	Genentech, Inc.*		33,684
600	Gen-Probe, Inc.*		29,670
800	Gilead Sciences, Inc.*		39,008
2,100	Illumina, Inc.*		26,901
500	Johnson & Johnson		31,640

800	Myriad Genetics, Inc.*		17,488
6,100	Neose Technologies, Inc.*		14,335
3,900	NovaMed, Inc.*		26,678
2,400	Protein Design Laboratories, Inc.*		67,200
800	Psychiatric Solutions, Inc.*		43,384
500	Respironics, Inc.*		21,090
1,400	Thermogenesis Corp.*		7,420
25,500	Vasogen, Inc.*		53,805
			639,048
	Materials & Processing	0.97%
1,100	Allegheny Technologies, Inc.		34,078

	Producer Durables	8.89%
700	American Sciences & Engineering, Inc.*		45,913
3,700	Arris Group, Inc.*		43,882
1,000	ATMI, Inc.*		31,000
1,100	BE Aerospace, Inc.*		18,227
14,100	Ciena Corp.*		37,224
500	General Electric Co.		16,835
2,500	Powerwave Technologies, Inc.*		32,475
2,600	Semitool, Inc.*		20,670
1,000	Sun Hydraulics Corp.		24,300
1,000	Varian Semiconductor Equipment Associates, Inc.*		42,370
			312,896
	Technology	20.69%
1,400	Ansoft Corp.*		40,740
400	Ansys, Inc.*		15,396
2,900	Blackboard, Inc.*		72,529
700	Cognizant Technology Solutions Corp.*		32,613
17,400	Emagin Corp.*		11,484
1,300	II-VI, Inc.*		23,062
1,600	Ikanos Communications*		19,664
700	Intel Corp.		17,255
3,400	Internet Capital Group, Inc.*		29,954
3,500	MEMC Electronic Materials, Inc.*		79,765
2,400	Microsoft Corp.		61,752
2,200	MRO Software, Inc.*		37,048
700	M-Systems Flash Disk Pioneers, Ltd.*		20,944
1,500	NETGEAR, Inc.*		36,089
700	Openwave Systems, Inc.*		12,586
3,100	PowerDsine, Ltd.*		34,162
3,000	Redback Networks, Inc.*		29,760
23,700	Safeguard Scientifics, Inc.*		41,001
1,100	Texas Instruments, Inc.		37,290
7,900	Tut Systems, Inc.*		25,438
900	Ultimate Software Group, Inc.*		16,578
1,300	Viasat, Inc.*		33,345
			728,455
	Utilities	1.73%
1,600	Aqua America, Inc.		60,832

TOTAL COMMON STOCKS (Cost $2,445,920)			2,908,484

Contracts
OPTIONS		2.84%
15	Amylin Pharmaceuticals, Inc.* Call
	Expiration: Jan 06 at $30.00		10,050
20	Celgene Corp.* Call
	Expiration: Oct 05 at $55.00		5,300
6	Eagle Materials, Inc.* Call
	Expiration: Oct 05 at $115.00		4,200
18	Google, Inc.* Call
	Expiration: Oct 05 at $300.00		36,720
15	JLG Industries, Inc.* Call
	Expiration: Oct 05 at $30.00		9,900
60	KFx, Inc.* Call
	Expiration: Dec 05 at $17.00		11,400
60	The Medicines Co.* Put
	Expiration: Oct 05 at $20.00		600
30	Medtronic, Inc.* Call
	Expiration: Nov 05 at $55.00		2,850
40	Microsoft Corp.* Call
	Expiration: Oct 05 at $25.00		3,600
20	NutriSystem, Inc.* Call
	Expiration: Dec 05 at $25.00		5,850
30	Sherwin Williams Co.* Call
	Expiration: Oct 05 at $45.00		1,575
40	Telik, Inc.* Call
	Expiration: Oct 05 at $15.00		6,400
50	Telik Inc.* Call
	Expiration: Oct 05 at $17.50		1,500

TOTAL OPTIONS (Cost $96,888)			99,945

Shares
SHORT TERM INVESTMENTS		4.87%
	Money Market Mutual Funds	4.87%
135,523	Federated Treasury Obligations Money Market Fund		135,523
35,789	First American Prime Obligations Money Market Fund		35,789

TOTAL SHORT TERM INVESTMENTS (Cost $171,312)			171,312

TOTAL INVESTMENTS (Cost $2,714,120)		90.33%	$3,179,741
Net Other Assets & Liabilities		9.67%	340,577
TOTAL NET ASSETS		100.00%	$3,520,318

Percentages are stated as a percent of net assets

*Non-income producing security

As of September 30, 2005
Gross appreciation (excess of value over tax cost)	$531,757
Gross depreciation (excess of tax cost over value)	(85,931)
Net unrealized appreciation	$445,826
Cost of investments for income tax purposes	$2,733,915

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
Principal Executive Officer

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.

Principal Executive Officer

Date:	November 29, 2005

By:	/s/ Jeremy W. Deems
Jeremy W. Deems
Treasurer, Principal Financial
Officer

Date:	November 29, 2005